STOCK-BASED COMPENSATION - Stock option activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Balance as of beginning	85,000	85,000	314,810
Stock options granted			30,000
Stock options forfeited, canceled, or expired			(259,810)
Balance as of ending		85,000	85,000	314,810
Options exercisable		73,125
Options vested and expected to vest		85,000
Weighted Average Exercise Price Per Share
Balance as of beginning	$ 0.63	$ 0.63	$ 0.40
Stock options granted			1.60
Stock options forfeited, canceled, or expired			0.46
Balance as of ending		0.63	$ 0.63	$ 0.40
Options exercisable		0.35
Options vested and expected to vest		$ 0.63
Weighted Average Remaining Contractual Term (in years)
Balance		7 years 5 months 23 days	8 years 5 months 23 days	9 years 6 months 21 days
Options vested and expected to vest		7 years 5 months 23 days
Aggregate Intrinsic Value
Balance as of ending		$ 422,500,000	$ 623,100,000	$ 221,278,000
Options exercisable as of December 31, 2020		375,000,000
Options vested and expected to vest as of December 31, 2020		$ 422,500,000
Stock options granted			30,000
ENERGY VAULT HOLDINGS, INC
Number of Options
Balance as of beginning	85,000
Stock options granted	147,000
Stock options exercised	(55,000)
Balance as of ending	177,000	85,000
Options exercisable	86,985
Options vested and expected to vest	177,000
Weighted Average Exercise Price Per Share
Balance as of beginning	$ 0.63
Stock options granted	5.43
Stock options exercised	0.10
Balance as of ending	4.78	$ 0.63
Options exercisable	4.38
Options vested and expected to vest	$ 4.78
Weighted Average Remaining Contractual Term (in years)
Balance	9 years 1 month 9 days	7 years 5 months 23 days
Options exercisable	9 years
Options vested and expected to vest	9 years 1 month 9 days
Aggregate Intrinsic Value
Balance as of ending		$ 422,500,000
Options exercisable as of December 31, 2020	$ 520,116,000
Options vested and expected to vest as of December 31, 2020	348,245,000
Estimated weighted-average grant-date fair value of options granted			$ 0.71
Unamortized stock-based compensation expense related to unvested awards that are expected to vest	$ 416,145	$ 36,986
Weighted-average period over which such stock-based compensation expense will be recognized	1 year 11 months 15 days	1 year 6 months
Stock options granted	147,000
ENERGY VAULT HOLDINGS, INC | Common Stock
Number of Options
Stock options granted	889,883
Stock options exercised	(55,000)
Aggregate Intrinsic Value
Stock options granted	889,883